DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Term of restricted investments				185 days
Warrant purchase price (in dollars per share)	$ 1.00
Proceeds from issuance of warrants			$ 12,933,516
Transaction costs allocated to the Warrants			$ 755,071
Threshold minimum aggregate fair market value as a percentage of the assts held in the Trust Account		80.00%	80.00%
Threshold percentage of public shares subject to redemption without the Company's prior written consent		50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption threshold as percent of outstanding		15.00%	15.00%
Obligation to redeem public shares if entity does not complete a business combination		100.00%	100.00%
Days for redemption of public shares		10 days	10 days
Maximum net interest to pay dissolution expenses		$ 100,000	$ 100,000
Warrant Liabilities Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights subscribed but not issued		9,000,000		9,000,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 10.00		$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued (in shares)	4,500,000
Share price (in dollars per share)	$ 10.00		$ 10.00
Number of warrants issued (in shares)		9,900,000		9,900,000
Proceeds from issuance of warrants		$ 9,900,000
Deferred underwriting fees		$ 12,075,000	$ 12,075,000	$ 12,075,000
Over-allotment | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued		34,500,000		34,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)	9,900,000	9,000,000		9,000,000
Warrant purchase price (in dollars per share)	$ 1.00	$ 1.00		$ 1.00
Proceeds from issuance of warrants	$ 9,900,000	$ 9,000,000
Private Placement | Warrant Liabilities Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights subscribed but not issued		9,900,000		9,900,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share)	$ 10.00		$ 10.00
Assets held in trust	$ 345,000,000
Cash underwriting fees	6,900,000
Deferred underwriting fees	12,075,000	$ 10,500,000		$ 10,500,000
Other offering costs	515,958
Transaction costs allocated to the Warrants			$ 755,071
Transaction costs	$ 19,490,958
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued (in shares)	34,500,000
Common stock shares subscribed but not issued		30,000,000		30,000,000
Share price (in dollars per share)	$ 10.00		$ 10.00
Assets held in trust	$ 345,000,000
IPO Including Overallotment [Member] | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued		34,500,000		34,500,000